MoA Retirement Income Fund Investment Strategy - MoA Retirement Income Fund	Dec. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]	The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that the Adviser selects to seek to meet the objective of the Fund, which is to achieve current income consistent with the preservation of capital and, to a lesser extent, capital appreciation. The Fund generally invests 75% of its assets in fixed income IC Funds and 25% of its assets in equity IC Funds. These percentages will vary over time.